Consolidated Statements of Equity (Parenthetical) (Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member], JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Common stock (Note 16) [Member]
Cash dividends, Common stock, per share	¥ 12	¥ 11	¥ 14
Preferred stock (Note 15) [Member] | Class 3 [Member]
Cash dividends, Preferred stock, per share	¥ 30	¥ 60	¥ 60
Preferred stock (Note 15) [Member] | Class 5 [Member]
Cash dividends, Preferred stock, per share	¥ 115	¥ 100.5
Preferred stock (Note 15) [Member] | Class 8 [Member]
Cash dividends, Preferred stock, per share			¥ 7.95
Preferred stock (Note 15) [Member] | Class 12 [Member]
Cash dividends, Preferred stock, per share			¥ 11.5